Trade Receivable and Other Current Receivables	12 Months Ended
Jun. 30, 2023
Trade Receivable and Other Current Receivables [Abstract]
Trade Receivable and Other current receivables

Note 13. Trade Receivable and Other current receivables

	As of June 30, 2023	As of June 30, 2022
Accounts receivable	361,097	—
Total Trade receivable	$361,097	$—
	As of June 30, 2023	As of June 30, 2022
Taxes	952,953	—
Others	377,224	—
Total Other current receivables	$1,330,177	$—

The book value is reasonably approximate to the fair value given its short-term nature.